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                                                       Deutsche Asset Management

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                                                                     Mutual Fund
                                                              Semi-Annual Report
                                                                   June 30, 2001

                                                                   Premier Class

EAFE(R) Equity Index Fund


                                                               [GRAPHIC OMITTED]
                                                             A Member of the
                                                             Deutsche Bank Group

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ...................................  3
              PERFORMANCE COMPARISON ...................................  7

              EAFE(R) EQUITY INDEX FUND--PREMIER CLASS
                 Statement of Assets and Liabilities ...................  8
                 Statement of Operations ...............................  9
                 Statements of Changes in Net Assets ................... 10
                 Financial Highlights .................................. 11
                 Notes to Financial Statements ......................... 12

              EAFE(R) EQUITY INDEX PORTFOLIO
                 Schedule of Portfolio Investments ..................... 14
                 Statement of Assets and Liabilities ................... 23
                 Statement of Operations ............................... 24
                 Statements of Changes in Net Assets ................... 25
                 Financial Highlights .................................. 26
                 Notes to Financial Statements ......................... 27



              ---------------------------------------------------
 The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
              ---------------------------------------------------


--------------------------------------------------------------------------------

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


We are pleased to present you with this semi-annual report for EAFE(R) Equity Index Fund--Premier Class (the 'Fund'), providing a detailed review of the market, the Portfolio (the Fund invests all of its assets in a master portfolio with the same goal as the Fund), and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
Overall, the downward pressure on global equity markets that began in March 2000 continued through much of the semi-annual period, as concerns over the outlook for corporate profitability dominated. Just three of the twenty markets covered by the Morgan Stanley Capital International ('MSCI') Europe, Australasia and the Far East ('EAFE(R)') Index posted gains for the six months ended June 30, 2001 in US dollar terms. Compared to the year 2000, the first half of 2001 saw market rotations in the EAFE(R) markets, as the Pacific region's equity markets outpaced those of Europe as a whole.

Following a series of interest rate increases in 2000 by the US, European and Japanese central banks, the US Federal Reserve Board began to lower interest rates in early 2001, as data began to indicate a slowing US economy. The Federal Reserve Board's actions were quickly followed in kind by fifteen other central banks, including the European Central Bank, which finally made its first interest rate cut in May 2001. Still, international equity market losses continued to mount, as the sharp inventory correction in Information Technology and Telecommunications companies in the US led to a significant decline in Technology, Media and Telecommunications ('TMT') stocks internationally and fueled fears of a global recession.

Sector performance in the EAFE(R) Index was generally negative across the board during the first quarter, but was much more balanced during the second quarter. Though it had a slightly negative return, Energy was the best performing sector during the first quarter, as energy prices continued to rise. During the second quarter, Utilities and Consumer Staples led the positive sectors. Information Technology and Telecommunication Services were the worst performing sectors throughout the semi-annual period.

EUROPE
Regionally, Europe declined 17.21% in US dollar terms during the semi-annual period.

As the new year opened, Europe appeared to be isolated from the US economic slowdown, as secular change there underpinned modest regional growth. However, headline inflation remained above the European Central Bank's target, which led it to maintain interest rates until May despite pressure from corporations earlier in the year to spur incrementally higher economic growth.

o Consumer confidence remained fairly robust in the face of personal income tax rate reductions and continued progress on unemployment. However, slowing Gross Domestic Product ('GDP') and corporate profitability concerns led to further deterioration in some of the highly valued growth names, particularly in the TMT sectors.

o European markets were also hurt by a weak euro, which dropped 7% in the first quarter of 2001 and 3.2% in the second quarter, reversing much of the gains it had achieved during the fourth quarter of 2000.

Equity market results across the region were spotty over the six months, with the smaller economies of Austria, Ireland and Norway posting better returns than core markets such as France, Germany and the United Kingdom.

o Ireland was actually the only European equity market with returns in positive territory for the semi-annual period. Select Pharmaceutical and Financial companies had resilient profit growth and seemingly more sustainable prospects.

-------------------------------------------------------------
 TEN LARGEST STOCK HOLDINGS
 As of June 30, 2001
 (percentages are based on total net assets of the Portfolio)
-------------------------------------------------------------
   BP Amoco PLC ................................ 2.36%
   GlaxoSmithKline PLC ......................... 2.22%
   Vodafone Group PLC .......................... 1.90%
   Royal Dutch Petroleum Co. ................... 1.55%
   Toyota Motor Corp. .......................... 1.51%
   HSBC Holdings PLC ........................... 1.40%
   Nokia AB Oyj ................................ 1.36%
   Novartis AG ................................. 1.34%
   Total Fina SA ............................... 1.25%
   Nestle SA ................................... 1.06%
-------------------------------------------------------------
--------------------------------------------------------------------------------

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

------------------------------------------------------------------------------
 COUNTRY ALLOCATION
 As of June 30, 2001
 (percentages are based on market value of total investments in the Portfolio)
------------------------------------------------------------------------------
   Japan .....................................   23.81%
   United Kingdom ............................   21.29%
   France ....................................   10.85%
   Germany ...................................    8.65%
   Switzerland ...............................    6.52%
   Netherlands ...............................    5.49%
   Italy .....................................    4.36%
   Australia .................................    3.80%
   Spain .....................................    3.02%
   Sweden ....................................    2.39%
   Other1 ....................................    9.82%
                                               -------
                                                100.00%
                                               =======

--------------------------------------------------------------------------------
1    Consists of holdings in countries of less than 2%.


o Sweden and Finland were two of the worst performing markets within Europe, weighed down primarily by their concentration of Telecommunications companies. Bellwethers Ericsson and Nokia both suffered due to declining demand for mobile phones and concerns regarding a delay in the deployment of next generation equipment.

o Portugal and Spain had dramatically mixed results, performing among the best in the region during the first quarter of 2001, but then suffering the worst performance in Europe during the second quarter.

PACIFIC BASIN
The Pacific Basin declined 8.11% in US dollar terms during the semi-annual period.

For most of the semi-annual period, the Japanese equity market declined, as the nation remained mired in declining economic activity, a weakening yen, an uncertain political environment and persistent deflation.

o The ongoing weakness of the Japanese financial system was a key concern. The banks remained burdened by a significant amount of loan losses, exacerbated by each downturn in economic activity.

o Despite this major concern, the resignation of Prime Minister Mori and the election of Junichiro Koizumi as Prime Minister led to increased optimism that the Japanese economy may be on the cusp of change. Koizumi ran on promises of reform and stabilization of the yen.

o Such optimism was encouraged by the Bank of Japan's return on February 28th to a zero interest rate policy, which had been prematurely abandoned in August 2000.

o While the Japanese equity market was invigorated late in the first quarter and early in the second by such investor optimism, much of the gain was then erased as fears of another recession started to emerge.

Asia ex-Japan produced dramatically different results during the semi-annual period.

o Australia and New Zealand were the only equity markets in the region to produce positive returns in US dollar terms for the semi-annual period and accounted for two of only three equity markets in all of the MSCI EAFE(R) Index with positive performance.

o Hong Kong and Singapore, on the other hand, suffered from the US economic slowdown, particularly as it impacted exports, and from the strong US dollar. These equity markets also tended to be hurt by exposure to collapsing TMT stocks.

MANAGER OUTLOOK
As an index fund, designed to replicate as closely as possible, before expenses, the broad diversification and total return of the MSCI EAFE(R) Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economies in general. Still, we will continue monitoring economic conditions and how they affect the financial markets.

In our view, clear signs of an economic slowdown are evident across the globe. Leading indicators, notably those compiled by the Organization for Economic Cooperation and Development ('OECD'), and corporate earnings revision data remain in negative territory. The key issue to monitor is when the inevitable recovery will occur. We believe that global GDP growth is likely to remain sluggish through much of 2001, but that leading indicators may begin to turn up over the next few months and signal a recovery for 2002. Not only do the


--------------------------------------------------------------------------------

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


dynamics of the leading indicators themselves support this view but so, too, do the forces that led to the downturn in the first place--namely, higher interest rates and energy prices, both of which have gone into reverse.

In Europe, there is mounting evidence that the impact of the US and global economic slowdown is being felt in its industrial production and external trade balance. While Europe as a region has struggled of late, global monetary easing, inventory adjustments, tax reductions and abating inflation are expected to help boost corporate profitability during the second half of 2001. Fortunately, central bankers in Europe still have considerable reserves of ammunition to re-stimulate demand going forward, especially if the economy slows more than expected and inflation moves below 2% in 2002.

The situation in Japan remains a concern for many fundamental reasons. Primarily, we are skeptical that Koizumi, the new Prime Minister, can deliver on his reform program. Our outlook for the Japanese Financial sector is especially cautious, as Japanese banks are still in the process of writing off bad loans and continue to own cross shareholdings in each other. (Cross shareholding is a traditional practice under which companies hold each other's shares through a subsidiary, affiliated company and/or business partner.) Elsewhere in Asia, we believe Hong Kong may be the prime beneficiary of lower US interest rates, but Australia, New Zealand and Singapore are close to fair value.

With all of that, perhaps the major story in global markets ahead is the structural changes to the MSCI EAFE(R) Index. In December 2000, MSCI announced that it would revise all of its equity indices to be more comprehensive and to more accurately represent the global equity markets. On May 19, 2001, the official list of constituents and 'free float' factors were announced. Free float is defined as the total shares outstanding, less shares held by strategic investors such as governments, corporations, controlling shareholders and management, as well as shares subject to foreign ownership restrictions. Such a change is intended to address investor concerns regarding liquidity and will likely result in several changes in weightings of both countries and



INVESTMENT REVIEW

--------------------------------------------------------------------------------------------------------------------
                                                                  CUMULATIVE                          AVERAGE ANNUAL
                                                               TOTAL RETURNS                           TOTAL RETURNS
   Periods Ended             6 Months    1 Year    3 Years   5 Years   Since     1 Year  3 Years  5 Years      Since
   June 30, 2001                                                   Inception                               Inception
--------------------------------------------------------------------------------------------------------------------
 EAFE(R) Equity Index Fund--
   Premier 1
   (inception 1/24/96)         (14.67)%  (24.28)%    (4.51)%   14.87%  21.42%    (24.28)%  (1.53)%   2.81%   3.64%
--------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital
   International
   ('MSCI') EAFE(R) Index 2    (14.61)%  (23.60)%    (3.68)%   15.31%  22.01% 4  (23.60)%  (1.24)%   2.89%   3.73% 4
--------------------------------------------------------------------------------------------------------------------
 Lipper International
   Equity Funds Average 3      (14.26)%  (24.04)%    (0.14)%   25.25%  32.53% 4  (24.04)%  (0.29)%   4.26%   4.99% 4
--------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE .RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. There is no guarantee that the Fund will be able to mirror the MSCI EAFE(R) Index closely enough to track its performance. The Fund concentrates its investments in securities of foreign issuers. A variety of factors such as changes in the economic/political conditions and currency fluctuations in the international markets may affect the value of your investment in the Fund.
2 The EAFE(R) Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley, and has been licensed for use by the Fund's investment advisor. The MSCIEAFE(R) Index is an unmanaged index of international stock performance in Europe, Australasia and the Far East. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns. It is not possible to invest directly in an index.
3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.
4 Since Inception benchmark returns are for the periods beginning January 24, 1996 for the MSCI EAFE(R) Index and January 31, 1996 for the Lipper International Equity Funds Average.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


sectors. Expanding market representation is intended to increase the number of securities within the Index's industry groups, thereby reducing stock specific risk in markets with limited securities universes. Actual implementation of the changes is anticipated to take place in two phases--at the end of November 2001 and at the end of May 2002.

We appreciate your ongoing support of EAFE(R) Equity Index Fund--Premier Class and look forward to serving your investment needs for many years ahead.





/S/ STEVEN WETTER
Steven Wetter
Director of Global Indexing
Senior Portfolio Manager of
EAFE(R) EQUITY INDEX PORTFOLIO
June 30, 2001

--------------------------------------------------------------------------------

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON (1)

EAFE(R) Equity Index Fund--Premier Class, MSCI EAFE(R) Index and
Lipper International Equity Funds Average
Growth of a $5,000,000 Investment (since January 24, 1996)2

                                 EAFE(R) Equity         MSCI             Lipper
                                  Index Fund --         EAFE         International
                                 Premier Class         Index    Equity Funds Average
------------------------------------------------------------------------------------
01/24/96 .................        $5,000,000        $5,000,000        $5,000,000
2/29/96 ..................         5,080,000         5,099,752         5,021,840
3/31/96 ..................         5,190,000         5,207,866         5,106,270
4/30/96 ..................         5,330,000         5,359,415         5,267,625
5/31/96 ..................         5,240,000         5,260,802         5,257,290
6/30/96 ..................         5,285,000         5,290,263         5,292,685
7/31/96 ..................         5,125,000         5,135,787         5,096,900
8/31/96 ..................         5,135,000         5,147,086         5,156,145
9/30/96 ..................         5,275,000         5,283,998         5,267,640
10/31/96 .................         5,215,000         5,230,101         5,236,040
11/30/96 .................         5,435,000         5,438,259         5,464,620
12/31/96 .................         5,361,000         5,368,106         5,487,930
1/31/97 ..................         5,159,000         5,180,222         5,474,200
2/28/97 ..................         5,240,000         5,265,178         5,545,495
3/31/97 ..................         5,270,000         5,284,132         5,560,935
4/30/97 ..................         5,310,500         5,312,138         5,572,370
5/31/97 ..................         5,664,000         5,657,959         5,903,235
6/30/97 ..................         5,997,000         5,969,712         6,178,810
7/31/97 ..................         6,093,000         6,066,421         6,355,440
8/31/97 ..................         5,628,500         5,613,260         5,891,445
9/30/97 ..................         5,949,000         5,927,602         6,264,370
10/31/97 .................         5,494,000         5,471,770         5,790,260
11/30/97 .................         5,448,500         5,415,958         5,743,280
12/31/97 .................         5,474,500         5,463,076         5,793,155
1/31/98 ..................         5,710,000         5,712,739         5,938,805
2/28/98 ..................         6,067,000         6,079,497         6,332,105
3/31/98 ..................         6,269,500         6,266,745         6,665,120
4/30/98 ..................         6,313,500         6,316,253         6,755,850
5/31/98 ..................         6,302,500         6,285,303         6,767,070
6/30/98 ..................         6,357,500         6,333,071         6,718,770
7/31/98 ..................         6,407,000         6,397,035         6,826,060
8/31/98 ..................         5,617,000         5,604,443         5,847,960
9/30/98 ..................         5,463,500         5,432,386         5,634,415
10/31/98 .................         6,023,000         5,998,441         6,057,640
11/30/98 .................         6,336,000         6,305,561         6,371,085
12/31/98 .................         6,558,500         6,554,000         6,573,140
1/31/99 ..................         6,541,500         6,534,338         6,635,280
2/28/99 ..................         6,372,000         6,378,821         6,453,580
3/31/99 ..................         6,643,500         6,644,818         6,667,315
4/30/99 ..................         6,921,000         6,913,933         6,962,240
5/31/99 ..................         6,558,500         6,557,865         6,666,570
6/30/99 ..................         6,830,000         6,813,622         7,011,645
7/31/99 ..................         7,022,500         7,015,987         7,195,990
8/31/99 ..................         7,079,000         7,041,946         7,261,055
9/30/99 ..................         7,136,000         7,113,069         7,292,725
10/31/99 .................         7,419,000         7,379,810         7,584,575
11/30/99 .................         7,724,500         7,635,889         8,193,870
12/31/99 .................         8,392,000         8,321,592         9,216,875
1/31/00 ..................         7,839,000         7,793,171         8,692,475
2/29/00 ..................         8,058,000         8,002,807         9,285,860
3/31/00 ..................         8,345,500         8,313,316         9,290,595
4/30/00 ..................         7,914,000         7,876,035         8,670,950
5/31/00 ..................         7,712,500         7,683,860         8,371,375
6/30/00 ..................         8,017,500         7,984,299         8,738,440
7/31/00 ..................         7,666,500         7,649,757         8,422,810
8/31/00 ..................         7,747,000         7,716,310         8,556,875
9/30/00 ..................         7,356,000         7,340,526         8,057,610
10/31/00 .................         7,183,000         7,167,289         7,755,060
11/30/00 .................         6,895,500         6,898,516         7,413,450
12/31/00 .................         7,114,500         7,144,000         7,684,500
1/31/01 ..................         7,103,000         7,146,500         7,708,000
2/28/01 ..................         6,563,500         6,612,000         7,135,000
3/31/01 ..................         6,134,500         6,163,000         6,601,000
4/30/01 ..................         6,569,500         6,585,500         7,031,000
5/31/00 ..................         6,331,500         6,360,000         6,854,000
6/30/01 ..................         6,071,000         6,100,500         6,626,500

--------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                                          1 Year      3 Years     5 Years      Since
   June 30, 2001                                                                                           1/24/96 2
--------------------------------------------------------------------------------------------------------------------
 EAFE(R) Equity Index Fund--Premier Class                                (24.28)%      (1.53)%       2.81%     3.64%
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2    The Fund's inception date.
3 The MSCI EAFE(R) Index is an unmanaged index of international stock performance in Europe, Australasia and the Far East. It is not possible to invest directly in an index.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.
Benchmark returns are for the periods beginning January 24, 1996, for MSCI EAFE(R) Index and January 31, 1996, for Lipper International Equity Funds Average.

--------------------------------------------------------------------------------

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)


                                                                                     JUNE 30, 2001
--------------------------------------------------------------------------------------------------
ASSETS
   Investment in EAFE Equity Index Portfolio, at value ...........................   $ 160,325,194
   Receivable for capital shares sold ............................................       2,117,050
   Due from administrator ........................................................           2,060
   Prepaid expenses and other ....................................................          15,353
                                                                                     -------------
Total assets .....................................................................     162,459,657
                                                                                     -------------
LIABILITIES
   Payable for capital shares redeemed ...........................................         125,532
   Accrued expenses and other ....................................................          32,947
                                                                                     -------------
Total liabilities ................................................................         158,479
                                                                                     -------------
NET ASSETS .......................................................................   $ 162,301,178
                                                                                     =============
COMPOSITION OF NET ASSETS
   Paid-in capital ...............................................................   $ 194,379,905
   Undistributed net investment income ...........................................       1,725,659
   Accumulated net realized loss from investment and foreign currency transactions     (22,186,905)
   Net unrealized depreciation on investments and foreign currencies .............     (11,617,481)
                                                                                     -------------
NET ASSETS .......................................................................   $ 162,301,178
                                                                                     =============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares authorized) ........................................      15,494,870
                                                                                     =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ....................................   $       10.47
                                                                                     =============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                    FOR THE SIX MONTHS ENDED
                                                                               JUNE 30, 2001
--------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Income allocated from EAFE Equity Index Portfolio, net ...................   $  1,843,443
                                                                                ------------
EXPENSES
   Administration and service fees ..........................................        125,031
   Professional fees ........................................................         16,297
   Printing and shareholder reports .........................................         12,485
   Registration fees ........................................................         10,017
   Trustees fees ............................................................          4,381
   Miscellaneous ............................................................          1,166
                                                                                ------------
Total expenses ..............................................................        169,377
Less: fee waivers and/or expense reimbursements .............................       (127,719)
                                                                                ------------
Net expenses ................................................................         41,658
                                                                                ------------
NET INVESTMENT INCOME .......................................................      1,801,785
                                                                                ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
   Net realized loss from:
     Investment transactions ................................................     (1,206,945)
     Foreign currency transactions ..........................................        (84,872)
     Foreign futures transactions ...........................................     (1,064,156)
     Forward foreign currency transactions ..................................       (601,841)
   Net change in unrealized appreciation/depreciation on investments and
     foreign currencies .....................................................    (25,032,619)
                                                                                ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES ......    (27,990,433)
                                                                                ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ..................................   $(26,188,648)
                                                                                ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    FOR THE SIX             FOR THE
                                                                   MONTHS ENDED          YEAR ENDED
                                                                JUNE 30, 2001 1   DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ......................................   $   1,801,785       $   2,918,190
   Net realized loss from investment and foreign
     currency transactions ....................................      (2,957,814)        (20,644,897)
   Net change in unrealized appreciation/depreciation
     on investments and foreign currencies ....................     (25,032,619)        (14,511,586)
                                                                  -------------       -------------
Net decrease in net assets from operations ....................     (26,188,648)        (32,238,293)
                                                                  -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ......................................              --            (272,525)
   Net realized gain from investment transactions .............              --            (930,445)
                                                                  -------------       -------------
Total distributions ...........................................              --          (1,202,970)
                                                                  -------------       -------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares ...............................      63,534,129         243,189,389
   Dividend reinvestments .....................................              --           1,143,280
   Cost of shares redeemed ....................................     (46,348,958)       (159,963,012)
                                                                  -------------       -------------
Net increase in net assets from capital share transactions ....      17,185,171          84,369,657
                                                                  -------------       -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .......................      (9,003,477)         50,928,394
NET ASSETS
   Beginning of period ........................................     171,304,655         120,376,261
                                                                  -------------       -------------
   End of period (including undistributed net investment income
     (loss) of $1,725,659 and $(76,126), respectively) ........   $ 162,301,178       $ 171,304,655
                                                                  =============       =============

--------------------------------------------------------------------------------
1    Unaudited.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                           FOR THE PERIOD
                                             FOR THE SIX                                                  JAN. 24, 1996 4
                                            MONTHS ENDED                                     FOR THE YEARS        THROUGH
                                                JUNE 30,                                ENDED DECEMBER 31,   DECEMBER 31,
                                                   20011       2000 2         1999      1998 3        1997           1996
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD .......................  $  12.27     $  14.58     $  11.59     $  9.98     $ 10.62        $ 10.00
                                                --------     --------     --------     -------     -------        -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income .....................      0.12         0.25         0.08        0.16        0.23           0.12
   Net realized and unrealized gain
     (loss) on investments and
     foreign currencies ......................     (1.92)       (2.47)        3.15        1.81       (0.02)          0.60
                                                --------     --------     --------     -------     -------        -------
Total from investment operations .............     (1.80)       (2.22)        3.23        1.97        0.21           0.72
                                                --------     --------     --------     -------     -------         ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .....................        --        (0.02)       (0.08)      (0.16)      (0.24)         (0.08)
   In excess of net
     investment income .......................        --           --        (0.03)      (0.09)         --             --
   Net realized gain from
     investment transactions .................        --        (0.07)       (0.13)      (0.01)      (0.61)         (0.02)
   In excess of net realized gains ...........        --           --           --       (0.10)         --             --
                                                --------     --------     --------     -------     -------        -------
Total distributions ..........................        --        (0.09)       (0.24)      (0.36)      (0.85)         (0.10)
                                                --------     --------     --------     -------     -------        -------
NET ASSET VALUE, END OF PERIOD ...............  $  10.47     $  12.27     $  14.58     $ 11.59     $  9.98        $ 10.62
                                                ========     ========     ========     =======     =======        =======
TOTAL INVESTMENT RETURN ......................    (14.67)%     (15.22)%      27.95%      19.81%       2.11%          7.22%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ..........................  $162,301     $171,305     $120,376     $42,462     $35,509        $39,667
   Ratios to average net assets:
     Net investment income ...................      2.17% 5      1.59%        1.56%       1.50%       1.70%          1.64% 5
     Expenses after waivers and/or
        reimbursements, including
        expenses of the EAFE(R) Equity
        Index Portfolio ......................      0.40% 5      0.40%        0.40%       0.40%       0.40%          0.40% 5
     Expenses before waivers and/or
        reimbursements, including
        expenses of the EAFE(R) Equity
        Index Portfolio ......................      0.64% 5      0.65%        0.71%       0.83%       0.73%          0.88% 5

--------------------------------------------------------------------------------
1    Unaudited.
2    On April 30, 2000, the Institutional Class was renamed the Premier Class.
3 Advisor Class Shares were converted to Institutional Class Shares on July 10, 1998.
4    Commencement of operations.
5    Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
BT Advisor Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Trust was organized on July 24, 1995, as a business trust under the laws of the Commonwealth of Massachusetts. EAFE(R) Equity Index Fund (the 'Fund') is one of the funds offered to investors by the Trust. The Fund began operations and on January 24, 1996.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the EAFE(R) Equity Index Portfolio (the 'Portfolio'). The Portfolio is a series of BT Investment Portfolios, an open-end management investment company registered under the Act. The value of the investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At June 30, 2001, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. ORGANIZATION EXPENSES
Costs incurred by the fund in connection with its organization and initial registration are being amortized evenly over a five-year period.

E. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

F. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required in the financial statements.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States.

G. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses directly attributable to a fund are charged to that fund, while expenses that are attributable to the Trust are allocated among the funds in the Trust.

H. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.


--------------------------------------------------------------------------------

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
During the period, the Fund had entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody and shareholder services to the Fund. The Trust has entered into an agreement with Investment Company Capital Corp., an indirect wholly owned subsidiary of Deutsche Bank AG, to provide transfer agency services to the Trust. All of these services are provided in return for a fee computed daily and paid monthly at an annual rate of 0.15% of the Fund's average daily net assets. Effective July 1, 2001, the administrator of the Fund was changed to Investment Company Capital Corp.

The advisor and administrator have contractually agreed to waive its fees and reimburse expenses of the Fund through April 30, 2002, to the extent necessary, to limit all expenses to 0.05% of the average daily net assets of the Fund, excluding expenses of the Portfolio, and 0.40% of the average daily net assets of the Fund, including expenses of the Portfolio.

NOTE 3--CAPITAL SHARE TRANSACTIONS
At June 30, 2001, there were an unlimited number of capital shares authorized. Transactions in capital shares were as follows:

              --------------------------------------------------------
               For the Six Months Ended             For the Year Ended
                        June 30, 2001 1              December 31, 2000
              -------------------------   ----------------------------
                  Shares         Amount        Shares           Amount
              ----------   ------------   -----------    -------------
Sold           5,638,109   $ 63,534,129    17,907,131    $ 243,189,389
Reinvested            --             --        93,639        1,143,280
Redeemed      (4,104,240)   (46,348,958)  (12,295,687)    (159,963,012)
              ----------   ------------   -----------    -------------
Net Increase   1,533,869   $ 17,185,171     5,705,083    $  84,369,657
              ==========   ============   ===========    =============

--------------------------------------------------------------------------------
1    Unaudited.

NOTE 4--CAPITAL LOSSES
At June 30, 2001 capital loss carryforwards available as a reduction against future net realized capital gains consisted of $13,661,341 which will expire in December 2008.


--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)



     SHARES   SECURITY                           VALUE
------------------------------------------------------
              INVESTMENTS IN UNAFFILIATED ISSUERS
              COMMON STOCKS--92.99%
              AUSTRALIA--2.69%
     14,049   Amcor Ltd. ................ $     47,257
     22,265   AMP Ltd. ..................      248,809
      2,477   AMP Reinsurance Notes 1 ...           --
     10,095   Aristocrat Leisure Ltd. ...       36,162
      7,877   Australia Gas Light Co., Ltd.     33,940
      3,829   Boral Ltd.1 ...............        5,597
      4,425   Brambles Industries .......      107,923
     72,828   Broken Hill Proprietary Co.
               Ltd. .....................      384,479
     22,055   Coca-Cola Amatil Ltd. .....       53,791
        719   Cochlear Ltd. .............       14,248
     23,950   Coles Myer Ltd. ...........       76,910
     23,074   Commonwealth Bank of
               Australia ................      400,381
      9,685   Computershare Ltd. ........       30,265
      2,757   CSL Ltd. ..................       66,821
     17,712   CSR Ltd.3 .................       63,898
     21,021   ERG Ltd.3 .................       15,381
     41,406   Foster's Brewing Group ....      115,293
     29,038   General Property Trust ....       41,018
      1,432   Howard Smith Ltd. .........        9,873
      4,468   James Hardie Industries Ltd.      12,037
      7,643   Lend Lease Corp. Ltd. .....       48,738
     19,682   M.I.M. Holdings Ltd. ......       12,001
      4,437   Mayne Nickless Ltd. .......       14,541
     20,770   Mirvac Group ..............       39,259
     29,886   National Australia Bank ...      532,280
      1,564   Newcrest Mining Ltd. ......        3,567
     40,245   News Corp. ................      368,470
     36,509   Normandy Mining Ltd. ......       23,003
      7,232   Onesteel Ltd.1 ............        3,381
      9,370   Orica Ltd. ................       21,206
     10,600   Pacific Dunlop ............        4,524
      5,400   Paperlinx Ltd.1 ...........       11,140
      9,109   QBE Insurance Group Ltd. ..       54,661
      6,718   Rio Tinto Ltd. ............      116,537
     14,272   Santos Ltd. ...............       47,064
     13,870   Southcorp Holdings Ltd. ...       53,617
      6,713   Stockland Trust Group .....       13,722
      7,303   Suncorp-Metway Ltd.3 ......       55,676
      7,989   TABCORP Holdings Ltd. .....       38,563
    151,482   Telstra Corp. Ltd. ........      414,098
      4,252   Transurban Group 1 ........        9,722
      9,008   Wesfarmer Ltd. ............      124,084
     42,716   Westfield Trust--Units ....       72,884
     34,837   Westpac Banking Corp., Ltd.      255,922
     23,805   WMC Ltd. ..................      115,876
     16,976   Woolworths Ltd. ...........       94,883
                                          ------------
                                             4,313,502
                                          ------------

     SHARES   SECURITY                           VALUE
------------------------------------------------------
              AUSTRIA--0.21%
        540   Austria Tabakwerke AG ..... $     37,715
        500   Austrian Airlines .........        4,825
        250   Boehler-Uddeholm AG .......        9,312
        200   BWT AG, Best Water
               Technology ...............        5,672
        130   Ea-Generali AG ............       16,728
        710   Erste Bank der
               oesterreichischen
               Sparkassen AG ............       35,367
        450   Flughafen Wien AG .........       14,572
        450   Mayr-Melnhof Karton AG ....       19,916
        750   Oesterreichische
               Elektrizitaetswirtschafts
               AG--A ....................       62,223
        660   OMV AG ....................       55,315
        220   RHI AG ....................        4,284
      5,187   Telekom Austria AG 1 ......       31,836
        430   VA Technologie AG .........       13,851
      1,640   Weinerberger
               Baustoffindustrie AG .....       27,767
                                          ------------
                                               339,383
                                          ------------
              BELGIUM--1.00%
      2,053   AGFA-Gevaert ..............       29,546
        317   Barco SA ..................       14,237
        454   Bekaert NV ................       16,135
        444   Colruyt NV ................       14,997
         60   D'Ieteren SA ..............        9,422
      1,786   Delhaize--Le Lion, SA .....      105,611
      1,289   Electrabel SA .............      254,474
     16,902   Fortis--B .................      407,798
      2,223   Fortis--B--Strip 1 ........           19
         50   Fortis Banque Stps VVPR 1 .           --
      2,760   Groupe Bruxelles Lambert SA      154,678
      4,423   Interbrew 1 ...............      118,322
      7,092   KBC Bancassurance Holding .      252,162
      1,842   Solvay SA--A ..............       91,224
      3,768   UCB SA ....................      130,944
        141   Union Miniere SA ..........        5,598
                                          ------------
                                             1,605,167
                                          ------------
              DENMARK--1.02%
        800   Carlsberg--A/S--A .........       29,112
        300   Carlsberg--A/S--B .........       12,554
         28   D/S 1912--B ...............      194,230
         15   D/S Svendborg--B ..........      134,755
      1,259   Danisco A/S ...............       46,101
     17,614   Danske Bank A/S ...........      316,477
        420   Falck A/S .................       48,000
        500   FLS Industries A/S--B .....        5,345
        865   ISS A/S(1) ................       50,658
        425   Navision Software AS 1 ....        9,086
        500   NKT Holdings A/S ..........        6,823
      8,676   Novo Nordisk A/S 1 ........      383,793


See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)



     SHARES   SECURITY                           VALUE
------------------------------------------------------
      1,209   Novozymes A/S 1 ........... $     25,228
      5,125   Tele Danmark A/S ..........      184,748
        258   Topdanmark A/S 1 ..........        6,821
      2,792   Vestas Wind Systems A/S ...      130,175
      2,021   William Demant Holding ....       56,307
                                          ------------
                                             1,640,213
                                          ------------
              FINLAND--1.75%
      8,300   Fortum Oyj ................       35,133
      2,000   Hartwall OY AB ............       32,119
      1,100   Kemira Oyj ................        5,587
        900   Kesko .....................        6,438
        600   Kone Oyj ..................       40,635
        200   Metra Oy--A ...............        3,979
        200   Metra Oy--B ...............        4,021
      3,700   Metso Oyj .................       41,033
     96,100   Nokia Ab--A Shares ........    2,177,878
        600   Orion-Yhtymae Oy ..........        9,758
      5,500   Outokumpu Oyj .............       44,466
        900   Pohjola Group Insurance ...       17,486
      2,100   Raisio Group PLC ..........        2,507
      7,700   Sampo Insurance Co. Ltd.--A       65,512
     17,100   Sonera Group Oyj ..........      133,327
        300   Stockmann AB--A ...........        2,552
         50   Stockmann AB--B ...........          428
      1,900   Tietonator Oyj Abp ........       42,303
      5,200   UPM--Kymmene Corp. ........      146,988
                                          ------------
                                             2,812,150
                                          ------------
              FRANCE--10.04%
      3,838   Accor SA ..................      161,969
     23,095   Alcatel ...................      482,922
     33,334   Axa .......................      949,586
      8,753   Banque Nationale de Paris .      761,749
      6,359   Buoygues ..................      214,902
      2,549   Cap Gemini SA .............      185,580
     13,898   Carrefour Supermarche .....      735,350
      1,625   Casino Guichard Perracho ..      137,086
        102   Club Mediterrane SA .......        5,626
        250   Coflexip ..................       32,381
      1,744   Compagnie de Saint-Gobain .      236,965
      1,995   Dassault Systemes SA ......       76,879
        158   Essilor International .....       45,210
        630   Eurazeo ...................       36,534
     19,242   France Telecom SA .........      917,108
        535   Gecina ....................       44,318
      2,968   Groupe Danone .............      407,295
        222   Imetal SA .................       21,989
      1,845   L'Air Liquide .............      265,057
     13,170   L'OREAL 3 .................      850,134
      2,650   Lafarge SA ................      226,584

     SHARES   SECURITY                           VALUE
------------------------------------------------------
      2,443   Lagardere SCA ............. $    114,990
      9,667   LVMH Moet Hennessy Louis
               Vuitton 3 ................      486,934
      2,416   Michelin--B ...............       76,433
      1,430   Pechiney SA--A ............       72,636
        857   Pernod Ricard .............       60,072
      2,371   Pinault-Printemps-Redoute
               SA 3 .....................      343,233
        878   PSA Peugeot Citroen .......      238,372
      2,011   Publicis Groupe ...........       48,690
     15,224   Rhone-Poulenc--A ..........    1,215,353
     13,976   Sanofi-Synthelabo SA ......      916,952
      3,119   Schneider SA 3 ............      172,421
        100   Simco SA ..................        6,468
        837   Societe BIC SA ............       30,469
      7,905   Societe Generale--A .......      468,114
      2,902   Sodexho Alliance SA .......      135,489
     17,432   Stmicroelectronics NV .....      605,052
     19,956   Suez SA 1 .................      641,580
        197   Technip ...................       27,618
      3,620   Thomson CSF ...............      131,072
        972   Total Fina Elf SA 1 .......            8
     14,258   Total SA--B 3 .............    1,996,439
      1,014   Unibail (Union du
               Credit-Bail Immobilier) ..       55,025
      3,641   Usinor Sacilor ............       38,190
      1,458   Valeo SA ..................       58,864
      1,775   Vinci SA ..................      113,075
     21,368   Vivendi Universal .........    1,245,460
                                          ------------
                                            16,094,233
                                          ------------
              GERMANY--8.00%
        865   Adidas AG .................       52,431
      4,841   Allianze AG 3 .............    1,420,858
     12,520   BASF AG ...................      490,735
     14,645   Bayer AG ..................      570,307
      2,230   Bayerische Hypo-und
               Vereinsbank AG ...........      109,212
      8,033   Bayerische Vereinsbank ....      392,388
      1,750   Beiersdorf AG .............      182,965
        750   Buderus AG ................       17,143
      2,050   Continental AG ............       28,895
     19,960   Daimler-Chrysler AG .......      915,844
     12,255   Deutsche Bank AG ..........      875,624
      7,425   Deutsche Lufthansa AG .....      118,172
     58,255   Deutsche Telekom AG--Reg ..    1,314,786
     10,058   Dresdner Bank AG ..........      458,095
      4,067   EM TV .....................       43,034
      1,550   EM.TV & Merchandising AG ..        2,952
      1,100   Epcos AG 1,3 ..............       59,598
      1,950   Fresenius Medical Care ....      137,842
      1,000   Gehe AG ...................       38,942
      1,202   Heidelberger Zement AG ....       52,524
        100   Heidl Zement AG WPR1 ......            1


See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)




     SHARES   SECURITY                           VALUE
------------------------------------------------------
      1,850   Hochtief AG ............... $     33,751
      1,000   Kamps AG ..................        9,270
      2,200   Karstadt AG 3 .............       68,259
      2,366   Linde AG ..................       99,148
      2,750   MAN AG ....................       59,598
      3,490   Merck KGAA ................      122,613
      6,792   Metro AG 3 ................      255,870
      3,486   Muenchener
               Rueckversicherungs-
               Gesellschaft AG ..........      978,302
      3,811   Preussag AG ...............      116,468
     11,985   RWE AG ....................      463,633
      6,255   SAP AG ....................      862,602
        150   SGL Carbon AG .............        5,206
      3,865   Shering AG ................      201,554
     17,603   Siemens AG ................    1,065,473
     10,000   Thyssen Krupp AG ..........      131,218
     14,718   VEBA AG ...................      765,031
      6,430   Volkswagen AG 3 ...........      300,477
                                          ------------
                                            12,820,821
                                          ------------
              GREECE--0.30%
      3,130   Alpha Bank AE .............       65,714
      1,190   Bank of Piraeus ...........       12,875
      2,440   Coca-Cola Hellenic Bottling
               Co. SA ...................       28,340
      1,380   Commercial Bank of Greece .       49,745
      1,610   EFG Eurobank Ergasias .....       20,390
      3,560   Hellenic Petroleum SA .....       19,469
      5,040   Hellenic Telecommunications
               Organization SA ..........       65,878
        980   Interamerican Hellenic Life
               Insurance Co. ............       16,626
      1,360   Intracom SA ...............       19,780
      3,670   National Bank of Greece SA       108,680
      5,190   Panafon Hellenic Telecom SA       28,032
        320   Titan Cement Co. ..........       10,441
      4,390   Viohalco, Hellenic Copper
               and Aluminum Industry SA .       40,806
                                          ------------
                                               486,776
                                          ------------
              HONG KONG--1.61%
      7,000   Asm Pacific Technology Ltd.       12,565
     24,877   Bank of East Asia Ltd. ....       57,730
     60,000   Cathay Pacific Airways ....       81,158
     42,600   CLP Holdings Ltd. .........      178,601
     26,535   Esprit Holdings Ltd. ......       29,088
     11,000   Hang Lung Development Co. .       10,648
     31,700   Hang Seng Bank Ltd. .......      325,144
     22,000   Henderson Land Development--
               144a .....................       97,594
     13,000   Hong Kong & Shanghai Hotels
               Ltd. .....................        6,000
     91,079   Hong Kong and China Gas Co.
               Ltd. .....................      114,438
      7,600   Hopewell Holdings Ltd. ....        4,775
     70,100   Hutchison Whampoa Ltd. ....      707,774


     SHARES   SECURITY                           VALUE
------------------------------------------------------
     12,404   Hysan Development Co. Ltd.  $     15,824
     60,000   Johnson Electric ..........       82,312
     41,000   LI & Fung Ltd. ............       67,285
     38,603   New World Development Co.
               Ltd. .....................       47,019
    250,149   Pacific Century
               Cyberworks 1,3 ...........       71,360
     40,000   Shangri-La Asia Ltd. ......       35,130
     36,385   Sino Land Co. .............       15,161
     18,000   South China Morning Post 1        11,885
     40,297   Sun Hung Kai Properties Ltd.     362,949
     24,000   Swire Pacific Ltd.--A .....      124,314
      8,000   Television Broadcasts Ltd.        33,643
     41,102   Wharf Holdings Ltd. .......       85,897
                                          ------------
                                             2,578,294
                                          ------------
              IRELAND--0.75%
     20,144   Allied Irish Banks PLC ....      225,103
     11,439   CRH PLC ...................      191,741
      1,233   DCC PLC ...................       11,482
     49,650   Eircom PLC ................       54,642
      7,005   Elan Corp PLC 1 ...........      432,905
      3,981   Greencore Group PLC .......        8,594
     11,170   Independent Newspapers PLC        22,222
        173   IONA Technologies PLC 1 ...        6,664
      4,932   Irish Permanent PLC .......       57,619
     25,331   Jefferson Smurfit Group PLC       46,749
      3,475   Kerry Group PLC ...........       39,715
      8,868   Ryanair Holdings PLC 1 ....       91,965
      5,307   Waterford Wedgwood Units ..        4,852
                                          ------------
                                             1,194,253
                                          ------------
              ITALY--4.15%
     39,782   Alitalia SPA ..............       48,497
      6,685   Arnoldo Mondadori Editore
               SPA ......................       47,595
     25,792   Assicurazioni Generali 3 ..      775,131
      3,359   Autogrill SPA .............       36,199
     26,907   Autostrade SPA ............      174,712
     26,883   Banca Di Roma SPA 1,3 .....       81,930
    124,327   Banca Intesa SPA ..........      438,898
     28,029   Bancario San Paolo di Torino     359,249
      3,491   Bennetton Group SPA .......       46,813
     41,685   Bipop-Carire SPA ..........      156,684
      6,701   Bulgari SPA ...............       70,173
    153,656   Enel SPA ..................      469,590
     81,359   ENI SPA ...................      991,807
      7,582   Fiat SPA 3 ................      148,271
      2,000   Gruppo Editoriale
               L'Espresso SPA ...........        7,551
      3,865   Italcementi SPA ...........       30,233
      2,925   Italgas SPA ...............       25,629
     23,736   Mediaset SPA ..............      199,736
     14,730   Mediobanca SPA ............      157,371
      4,782   Parmalat Finanziaria SPA ..       12,752
     38,195   Pirelli SPA ...............      106,381


See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)





     SHARES   SECURITY                           VALUE
------------------------------------------------------
     15,015   Riunione Adriatica di
               Sicurta SPA 3 ............ $    184,567
    174,980   Telecom Italia Mobile SPA .      891,757
     12,989   Telecom Italia New ........       62,018
     74,623   Telecom Italia SPA 3 ......      669,639
        351   Tiscali SPA1 ..............        2,968
    106,147   Unicredito Italiano SPA 3 .      455,594
                                          ------------
                                             6,651,745
                                          ------------
              JAPAN--21.47%
      7,000   77 Bank Ltd. ..............       39,570
      2,800   Acom Co. Ltd. .............      247,186
      1,900   Advantest Corp. ...........      162,859
     13,000   Ajinomoto Co., Inc. .......      139,469
      3,000   Alps Electronic Co. Ltd. ..       27,952
      7,000   Amada Co. Ltd. ............       35,417
     51,000   Asahi Bank Ltd. ...........      110,411
     10,000   Asahi Breweries Ltd.3            112,175
     26,000   Asahi Chemical Industry Co.
               Ltd. .....................      109,241
     23,000   Asahi Glass Co. Ltd. ......      191,059
      1,000   Asatsu-Dk Inc. ............       20,286
      1,000   Autobacs Seven ............       27,663
     12,000   Bank of Fukuoka Ltd.3 .....       53,883
     20,000   Bank of Yokohama Ltd. .....       81,465
      1,700   Benesse Corp. .............       53,297
     17,000   Bridgestone Corp. .........      177,885
     17,000   Canon, Inc. ...............      687,003
      6,000   Casio Computer Co. Ltd. ...       34,879
         42   Central Japan Railway Co.3       260,994
     18,000   Chichibu Onoda Cement .....       38,103
      4,000   Chugai Pharmaceutical Co.
               Ltd.3 ....................       60,842
     13,100   Chuo Mitsui Trust & Banking
               Co.3 .....................       23,214
      7,000   Citizen Watch Co. Ltd. ....       42,657
      7,000   Cosmo Oil Co. Ltd. ........       17,400
      3,300   Credit Saison Co. Ltd. ....       80,174
      2,300   CSK Corp. .................       71,555
     14,000   Dai Nippon Printing Co. Ltd.     170,853
     17,000   Daiei, Inc.3 ..............       32,306
      2,000   Daifuku Co., Ltd. .........        9,911
      5,000   Daiichi Pharmaceutical ....      115,663
      5,000   Daikin Industries Ltd. ....       92,611
     20,000   Dainippon Ink & Chemicals,
               Inc. .....................       56,128
      3,000   Daito Trust Contruct Co. Ltd.     50,876
     32,000   Daiwa Bank Ltd. ...........       41,567
      9,000   Daiwa House Industry Co. Ltd.     70,577
     26,000   Daiwa Securities Co. Ltd. .      272,059
     10,000   Denki Kagaku Kogyo K K ....       33,917
     17,000   Denso Corp. ...............      324,418
         76   East Japan Railway Co. ....      438,758
      7,000   Ebara Corp. ...............       57,868
      6,000   Eisai Co. Ltd. ............      134,466
      4,700   Fanuc .....................      234,029
      1,300   Fuji Machine MFG Co. Ltd. .       23,818
     10,000   Fuji Photo Film Co. .......      431,382


     SHARES   SECURITY                           VALUE
------------------------------------------------------
        700   Fuji Soft ABC Inc. ........ $     41,142
          6   Fuji Television Network Inc.      34,494
      5,000   Fujikura Ltd. .............       30,469
     38,000   Fujitsu Ltd. ..............      399,148
     14,000   Furukawa Electric Co. Ltd.       111,694
      9,000   Gunma Bank ................       42,938
        600   Hirose Electric Co. .......       45,704
     63,000   Hitachi Ltd. ..............      618,808
      6,000   Hitachi Zosen Corp. .......        5,677
     18,000   Honda Motor Co. Ltd. ......      790,920
      3,000   House Foods Industry ......       32,835
      2,000   Hoya Corp. ................      126,688
      2,000   INAX ......................       13,743
      4,000   Isetan Co., Ltd. ..........       42,336
     27,000   Ishikawajima-Harima Heavy
               Industries Co. ...........       66,680
      8,000   Ito-Yokado Co., Ltd. ......      368,839
     28,000   Itochu Corp. ..............      113,827
     34,000   Japan Airlines ............      109,321
     18,000   Japan Energy Corp. ........       38,103
         37   Japan Tobacco .............      255,141
      4,000   JGC Corp. .................       33,356
     15,000   Joyo Bank .................       44,982
      7,000   JUSCO Co. .................      154,351
        400   Kadokawa Shoten Publishing
               Co.3 .....................        6,799
     18,000   Kajima Corp. ..............       45,896
      8,000   Kaneka Corp ...............       72,421
     18,100   Kansai Electric Power Co.,
               Inc. .....................      306,950
     12,000   Kao Corp. .................      298,279
      1,000   Katokichi Co., Ltd. .......       23,654
     38,000   Kawasaki Heavy Industries
               Ltd. .....................       62,767
     73,000   Kawasaki Steel Corp. ......       86,629
     11,000   Keihin Electric Express
               Railway 3 ................       47,717
      6,000   Kinden Corp. ..............       37,285
     30,900   Kinki Nippon Railway ......      123,882
     19,000   Kirin Brewery Co., Ltd. ...      161,640
      3,000   Kokuyo ....................       31,512
     20,000   Komatsu Ltd. ..............       91,729
      2,000   Komori Corp. ..............       27,262
      2,600   Konami Co. Ltd. ...........      118,622
      8,000   Konica Corp. ..............       58,758
     29,000   Kubota Corp. ..............      115,334
      7,000   Kuraray Co. Ltd. ..........       52,087
      3,000   Kurita Water Industries ...       41,278
      3,700   Kyocera Corp. .............      326,343
      7,000   Kyowa Hakko Kogyo .........       46,586
     27,000   Marubeni Corp. ............       51,958
      8,000   Marui Co. Ltd. ............      115,463
     39,000   Matsushita Electric
               Industrial Co. Ltd. ......      610,413
      8,000   Meiji Seika ...............       42,593
      7,000   Minebea Co. Ltd. ..........       46,081
     44,000   Mitsubishi Chemical Corp. .      117,836
     31,000   Mitsubishi Corp. ..........      249,808


See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)




     SHARES   SECURITY                           VALUE
------------------------------------------------------
     42,000   Mitsubishi Electric Corp.   $    208,122
     24,000   Mitsubishi Estate Co., Ltd.3     220,726
      6,000   Mitsubishi Gas Chemical Co.,
               Inc. .....................       24,103
     63,000   Mitsubishi Heavy Industries
               Ltd.                            287,430
     21,000   Mitsubishi Materials Corp.        44,958
     16,000   Mitsubishi Rayon Co., Ltd.        56,833
        109   Mitsubishi Tokyo Financial
               Group, Inc. ..............      904,779
     31,000   Mitsui & Co. ..............      208,547
     16,000   Mitsui Fudosan Co. Ltd. ...      172,424
     14,000   Mitsui Marine & Fire
               Insurance Co. Ltd. .......       71,619
      8,000   Mitsui Mining & Smelting Co.
               Ltd.3 ....................       35,344
     14,000   Mitsukoshi Ltd.3 ..........       58,036
        173   Mizuho Holding ............      804,551
      2,000   Mori Seiki Co. Ltd. .......       16,357
      4,700   Murata Manufacturing Co. Ltd.    312,415
      2,000   Mycal Corp.3 ..............        2,181
      1,000   Namco Ltd. ................       17,961
     32,000   NEC Corp. .................      432,344
     21,000   New Oji Paper Co. Ltd. ....      103,892
      5,000   NGK Insulators Ltd. .......       43,900
      4,000   NGK Spark Plug Co. Ltd.3 ..       37,525
        400   Nichiei Co., Ltd ..........        3,496
      8,000   Nichirei Corp. ............       30,598
      1,000   Nidec Corp. ...............       52,038
      6,000   Nikon Corp. ...............       56,962
      2,700   Nintendo Co. Ltd. .........      491,438
      3,000   Nippon Comsys Ltd. ........       40,653
     20,000   Nippon Express Co. Ltd. ...       90,285
      5,000   Nippon Meat Packers, Inc. .       60,578
     27,000   Nippon Oil Co. Ltd. .......      152,411
      9,000   Nippon Sheet Glass Co. Ltd.       52,391
    128,000   Nippon Steel Corp. ........      193,977
        242   Nippon Telegraph & Telephone
               Corp. ....................    1,261,270
         19   Nippon Unipac Holding .....      106,643
     26,000   Nippon Yusen Kabushiki Kaisha    102,986
      4,000   Nishimatsu Construction 3 .       15,459
     74,000   Nissan Motor Co. Ltd. .....      510,874
      4,000   Nisshin Flour Milling Co.
               Ltd. .....................       29,764
      2,000   Nisshinbo Industries, Inc.        10,328
      2,000   Nissin Food Products Co. Ltd.     41,695
      4,000   Nitto Denko Corp. .........      115,463
     37,000   Nomura Securities Co. Ltd.       709,053
     12,000   NSK Ltd. ..................       51,862
      4,000   NTN Corp. .................       11,097
     15,000   Obayashi Corp. ............       58,333
      5,000   Olympus Optical Co. Ltd. ..       80,102
      4,000   Omron Corp. ...............       72,325
      4,000   Onward Kashiyama Co. Ltd. .       43,363
      2,000   Oriental Land Co. Ltd. ....      148,498
      1,500   Orix Corp. ................      145,892
     39,000   Osaka Gas Co. Ltd. ........      125,710
      3,000   Pioneer Electronic Corp. ..       91,167


     SHARES   SECURITY                           VALUE
------------------------------------------------------
      2,700   Promise Co. Ltd. .......... $    222,554
      2,300   Rohm Co. Ltd. .............      357,405
      9,000   Sankyo Co. Ltd. ...........      162,369
      1,000   Sanrio Co. Ltd. ...........       13,150
     33,000   Sanyo Electric Co. Ltd. ...      208,506
      4,000   Sapporo Breweries Ltd. ....       12,829
      4,400   Secom Co. Ltd. ............      245,551
      1,800   Sega Enterprises 3 ........       31,897
      5,000   Seiyu Ltd. ................       14,874
     13,000   Sekisui Chemical Co. Ltd. .       53,786
     13,000   Sekisui House Ltd. ........      110,387
     22,000   Sharp Corp. ...............      299,882
        600   Shimamura Co. Ltd. ........       31,271
      3,000   Shimano, Inc. .............       44,213
     16,000   Shimizu Corp.3 ............       65,301
      8,000   Shin-Etsu Chemical Co. Ltd.      293,788
      7,000   Shiongi & Co. Ltd. ........      145,932
      8,000   Shiseido Co. Ltd. .........       75,051
     15,000   Shizuoka Bank .............      125,806
     12,000   Showa Denko K.K.3 .........       17,127
     11,000   Showa Shell Sekiyu K.K. ...       64,122
      2,000   Skylark ...................       56,930
      1,300   SMC Corp. .................      139,157
      3,000   Snow Brand Milk Products ..        9,862
      6,600   Softbank Corp. ............      216,445
     17,200   Sony Corp. ................    1,130,893
    105,600   Sumitomo Bank Ltd. ........      872,128
     31,000   Sumitomo Chemical Co. .....      139,942
     22,000   Sumitomo Corp. ............      153,998
     14,000   Sumitomo Electric Industries     158,729
      2,000   Sumitomo Forestry Co. .....       12,749
     17,000   Sumitomo Heavy Industries Ltd.    23,718
     14,000   Sumitomo Marine & Fire 3          78,242
     44,000   Sumitomo Metal Industries Ltd.    26,460
     10,000   Sumitomo Metal Mining Co. .       46,746
     11,000   Sumitomo Osaka Cement Co. Ltd.    22,932
     23,000   Taisei Corp. ..............       56,064
      7,000   Taisho Pharmaceutical Co. .      131,619
      2,000   Taiyo Yuden Co. Ltd. ......       53,241
      3,000   Takara Shuzo Co. Ltd. .....       39,522
      8,000   Takashimaya Co. Ltd. ......       55,807
     17,000   Takeda Chemical Industries       790,599
      2,900   Takefuji Corp. ............      263,455
     17,000   Teijin Ltd. ...............       95,553
      3,000   Terumo Corp. ..............       55,085
     19,000   Tobu Railway Co. Ltd. .....       60,786
      5,000   Toda Corp. ................       17,360
        400   Toho Co. ..................       47,789
      9,300   Tohoku Electric Power .....      151,749
     29,000   Tokio Marine & Fire
               Insurance Co. ............      270,896
      2,000   Tokoyo Style Co. Ltd. .....       22,291
      1,000   Tokyo Broadcasting System .       19,244
      2,000   Tokyo Dome Corp. ..........        5,934


See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)





     SHARES   SECURITY                           VALUE
------------------------------------------------------
     25,500   Tokyo Electric Power Co. .. $    660,423
      3,500   Tokyo Electron Ltd. .......      211,882
     51,000   Tokyo Gas Co. Ltd. ........      154,985
     20,000   Tokyu Corp. ...............      109,048
     14,000   Toppan Printing Co. Ltd. ..      144,024
     25,000   Toray Industries, Inc. ....       99,827
     62,000   Toshiba Corp. .............      327,609
     14,000   Tosoh Corp. ...............       40,861
      5,000   Tostem Corp.3 .............       82,187
      6,000   Toto Ltd. .................       41,807
      4,000   Toyo Seikan Kaisha ........       57,282
     19,000   Toyobo Ltd. ...............       38,391
     68,800   Toyota Motor Corp. ........    2,421,766
        600   Trans Cosmos Ltd. .........       24,295
     11,000   Ube Industries Ltd.3 ......       22,227
      1,300   Uni-Charm Corp. ...........       42,112
      5,000   Uny Co. Ltd. ..............       50,996
      5,000   Wacoal Corp. ..............       53,522
      1,200   World Co. Ltd.3 ...........       38,488
      4,000   Yakult Honsha3 ............       43,138
      2,000   Yamaha Corp. ..............       20,158
     14,000   Yamaichi Securities Co.
               Ltd.1,4 ..................           --
      7,000   Yamanouchi Pharmaceutical
               Co. Ltd. .................      196,447
      9,000   Yamato Transport Co. Ltd.3       188,709
      6,000   Yamazaki Baking Co. Ltd. ..       43,732
      4,000   Yokogawa Electric Corp. ...       35,601
                                          ------------
                                            34,428,625
                                          ------------
              NETHERLANDS--5.49%
     28,135   Aegon NV ..................      791,955
      5,820   Akzo Nobel ................      246,351
     32,028   Algemene Bank Nederland NV       601,657
      9,442   ASM Lithography Holding
               NV 1 .....................      211,742
      2,439   Buhrmann NV ...............       23,002
     14,893   Elsevier NV ...............      185,337
      8,540   Getronics NV ..............       35,425
      2,942   Hagemeyer NV ..............       56,661
      8,502   Heineken NV 1 .............      342,818
     20,244   ING Groep NV ..............    1,323,048
        612   KLM NV ....................       10,776
     16,645   Koninklijke Ahold NV ......      521,372
     25,045   Koninklijke KPN NV ........      142,055
        322   Oce NV ....................        3,380
     26,135   Phillips Electronics NV ...      692,735
      2,229   Qiagen NV 3 ...............       49,062
     43,235   Royal Dutch Petroleum Co. .    2,488,161
      9,978   TNT Post Group NV .........      208,220
     11,742   Unilever NV ...............      703,780
      1,516   Vedior NV .................       13,732
      5,572   Wolters Kluwer NV--CVA ....      149,767
                                          ------------
                                             8,801,036
                                          ------------


     SHARES   SECURITY                           VALUE
------------------------------------------------------
              NEW ZEALAND--0.09%
      7,311   Auckland International
               Airport Ltd. ............. $     11,164
     34,199   Carter Holt Harvey Ltd. ...       23,364
     14,734   Contact Energy Ltd. .......       17,763
      1,778   Fisher & Paykel Industries
               Ltd. .....................        8,431
      2,476   Fletcher Building Ltd. ....        2,358
        317   Fletcher Challenge Forests            38
        634   Fletcher Challenge Preferred          76
      5,860   Rubicon Ltd.1 .............        1,648
     30,896   Telecom Corp. of New Zealand      69,902
      6,760   The Warehouse Group Ltd. ..       14,805
                                          ------------
                                               149,549
                                          ------------
              NORWAY--0.51%
      1,500   Bergensen d.y. ASA--A 3 ...       27,315
     19,150   Den Norske Bank ASA 3 .....       83,078
        700   Elkem ASA .................       11,585
      1,900   Frontline Ltd.1 ...........       32,564
        600   Hafslund ASA--A ...........        2,436
      1,416   Kvaerner ASA ..............        9,935
      2,800   Merkantildata AS ..........        4,649
      6,150   Norsk Hydro ASA 3 .........      260,545
      2,250   Norske Skogindustrier ASA .       34,104
        265   Opticom ASA ...............       16,861
      5,314   Orkla ASA--A ..............       96,199
      2,250   Petroleum Geo-Services ASA 1      22,776
      1,550   Schibsted ASA .............       15,358
        800   Smedvig ASA--A Shares .....        7,284
      1,150   Tandberg ASA 1 ............       14,597
     14,000   Telenor ASA 1 .............       57,736
      4,100   Tomra Systems ASA 3 .......       64,560
      6,850   Uni-Storebrand ASA ........       48,795
                                          ------------
                                               810,377
                                          ------------
              PORTUGAL--0.48%
     47,791   Banco Comercial Portugues,
               SA .......................      178,017
      4,395   Banco Espirito Santo e
               Comercial de Lisboa, SA ..       60,089
      6,892   BPI SGPS SA ...............       15,987
      5,984   Brisa- Auto Estradas de
               Portugal SA ..............       50,659
      2,291   Cimentos de Portugal ......       44,414
     64,030   Electricidade de Portugal .      152,860
      1,925   Jeronimo Martins, SGPS, SA        12,385
     25,000   Portucel--Empresa Produtora
               de Pasta e Papel, SA .....       20,106
     25,000   Portugal Telecom SA .......      174,393
        684   Sagem SA ..................       33,575
     45,562   Sonae SGPS, SA ............       33,171
                                          ------------
                                               775,656
                                          ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)




     SHARES   SECURITY                           VALUE
------------------------------------------------------
              SINGAPORE--0.89%
     10,159   Brierley Investments Ltd. . $      2,694
     57,750   Capitaland 1,3 ............       79,242
     27,000   Chartered Semiconductor
               Manufacturing Ltd.1 ......       67,576
     19,000   City Developments Ltd. ....       73,520
      2,000   Creative Technology Ltd. ..       16,795
      2,000   Cycle & Carriage Ltd. .....        3,513
     26,513   DBS Group Holdings Ltd. ...      194,997
      3,000   Fraser & Neave Ltd. .......       13,090
      6,750   Keppel Corp. Ltd. .........       13,411
      6,000   Neptune Orient Lines 1 ....        4,610
     30,337   Oversea--Chinese Banking
               Corp., Ltd. ..............      198,145
      5,000   Overseas Union Enterprise
               Ltd. .....................       22,641
      8,000   Parkway Holdings Ltd. .....        4,127
     59,329   Sembcorp Industries Ltd. ..       52,427
     26,000   Singapore Airlines Ltd. ...      179,807
      8,296   Singapore Press Holdings Ltd.     91,067
     62,000   Singapore Technologies
               Industrial Corp. .........       87,796
    141,000   Singapore Telecommunications
               Ltd.3 ....................      147,040
     12,000   United Industrial Corp. Ltd.       5,598
     18,448   United Overseas Bank Ltd. .      116,442
      7,000   Venture Manufacturing Ltd.        46,489
                                          ------------
                                             1,421,027
                                          ------------
              SPAIN--2.83%
      1,657   Acerinox SA ...............       46,011
      1,556   ACS, Actividades Cons y Serv      43,127
         35   Aguas de Barcelona 1 ......          492
        456   Altadis, SA1 ..............        6,424
      6,033   Autopistas Concesionaria
               Espanola SA ..............       54,853
     64,783   Banco Bilbao Vizcaya SA ...      838,004
     89,026   Banco Santander Central
               Hispano SA ...............      806,422
        860   Corporacion Mapfre ........       17,976
     21,271   Endesa SA3 ................      339,258
      2,203   Fomento de Construcciones y
               Contrates SA .............       41,962
      8,243   Gas Natural SDG--E ........      133,285
      3,548   General de Aguas de Barcelona     48,869
      3,797   Grupo Dragados SA .........       47,734
     19,531   Iberdrola SA ..............      250,495
      1,201   Metrovacesa S.A. ..........       17,078
     24,134   Repsol SA .................      398,406
      5,558   Sol Melia SA ..............       49,217
      7,361   Tabacalera SA--A ..........      104,940
     92,589   Telefonica SA .............    1,141,255
      1,789   Telepizza SA 1 ............        3,332
      5,477   Union Electrica Fenosa SA .      102,238
        643   Vallehermoso SA ...........        4,099
      4,528   Zeltia SA 1 ...............       46,076
                                          ------------
                                             4,541,553
                                          ------------


     SHARES   SECURITY                           VALUE
------------------------------------------------------
              SWEDEN--2.35%
      7,600   Assa Abloy AB ............. $    108,571
      2,480   Assidoman AB ..............       51,491
      6,372   AstraZeneca Group PLC .....      294,452
      3,671   Atlas Copco AB--A .........       72,678
        942   Atlas Copco AB--B .........       18,260
        700   Drott AB--B ...............        7,299
      8,500   Electrolux AB--B ..........      117,524
    161,800   Ericsson LM-B .............      884,436
      5,500   Gambro AB--A ..............       33,601
     16,900   Hennes & Mauritz AB--B ....      289,559
      1,900   Modern Times Group AB 1 ...       42,765
      3,200   Netcom Systems AB--B 1 ....      103,923
     61,014   Nordic Baltic Holding AB ..      347,530
      2,500   Om Gruppen AB .............       31,695
      5,300   Sandvik AB ................      106,633
      8,100   Securitas AB--B ...........      141,759
     20,900   Skandia Forsakrings AB 3 ..      192,007
     14,360   Skandinaviska Enskilda
               Banken--A ................      136,542
     10,400   Skanska AB ................       98,410
        800   SKF AB--B .................       12,604
      4,666   Svenska Cellulosa AB--B ...       98,807
     13,700   Svenska Handelsbanken AB--A      195,714
        600   Svenskt Stal AB--A ........        5,181
      3,565   Swedish Match AB ..........       16,703
     33,500   Telia AB1 .................      169,269
        400   Trelleborg AB--B ..........        3,013
      3,210   Volvo AB--A ...............       46,889
      6,980   Volvo AB--B ...............      104,523
      9,500   WM-Data AB B Shares .......       28,190
                                          ------------
                                             3,760,028
                                          ------------
              SWITZERLAND--6.56%
      4,472   ABB Ltd. ..................       65,734
     20,160   ABB Ltd.1 .................      305,089
      4,200   Adecco SA .................      197,691
        100   Charles Voegele Holding AG        11,128
      6,240   Credit Suisse Group .......    1,025,910
        182   Givaudan Reg 1 ............       50,478
      2,395   Holcim Ltd. ...............      201,764
         36   Holcim Ltd. Registered
               Rights @ 270 .............          109
        123   Holcim Ltd. Registered
               Rights @ 54 ..............          140
      1,200   Kudelski SA 1 .............      100,815
        125   Lonza AG ..................       72,955
      8,000   Nestle SA .................    1,700,281
     59,340   Novartis AG 1 .............    2,147,643
     18,300   Roche Holding AG 1 ........    1,350,683
        100   Sairgroup .................        6,009
         10   Schindler Holding AG ......       11,128
        300   Schweizerische
               Ruckversicherungs-
               Gesellschaft .............      599,549
        340   Societe Suisse pour la
               Microelectronique et
               l'Hogeric AG .............       72,357


See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)




     SHARES   SECURITY                           VALUE
------------------------------------------------------
         45   Societe Suisse pour la
               Microelectronique et
               l'Hogeric AG--Bearer ..... $     45,066
         75   SGS Societe Generale de
               Surveillance Holding AG ..       13,562
        105   Sulzer AG .................       33,416
      1,510   Swisscom AG ...............      359,574
      2,574   Syngenta AG ...............      135,334
      9,336   UBS AG-Registered .........    1,337,536
        376   Unaxis Holding AG 1 .......       52,927
      1,814   Zurich Financial Services
               AG 1,3 ...................      618,679
                                          ------------
                                            10,515,557
                                          ------------
              UNITED KINGDOM--20.80%
     12,592   3i Group PLC ..............      189,138
     29,862   Abbey National PLC ........      518,258
      2,412   Airtours PLC ..............        9,685
      2,584   AMEC PLC ..................       18,316
     16,225   Amvescap PLC ..............      280,217
     19,060   ARM Holdings PLC 1 ........       72,176
      2,788   AWG PLC ...................       23,428
     34,181   Barclays PLC ..............    1,047,019
      7,606   Barratt Developments PLC ..       37,119
     17,811   Bass PLC ..................      185,743
      9,745   BBA Group PLC .............       34,058
      5,039   Berkeley Group PLC ........       50,919
     71,121   BG Group PLC ..............      279,571
      3,026   BICC Group PLC ............        8,214
     10,856   Blue Circle Industries ....       75,195
     10,336   BOC Group PLC .............      151,181
     18,679   Boots Co. PLC .............      158,147
    460,714   BP Amoco PLC ..............    3,787,284
     64,378   British Aerospace PLC .....      308,069
     21,266   British Airport Author ....      197,398
     21,685   British Airways PLC .......      104,608
     46,441   British American Tobacco ..      354,334
     11,117   British Land Co. PLC ......       75,752
     39,241   British Sky Broadcasting
               Group PLC 1 ..............      378,596
    175,722   British Telecommunications
               PLC ......................    1,103,468
      1,595   BTG PLC 1 .................       25,909
     11,129   Bunzl PLC .................       76,068
     38,826   Cadbury Schweppes PLC .....      261,559
     16,108   Canary Wharf Group PLC 1 ..      125,109
     15,710   Capita Group PLC ..........      101,083
      2,073   Caradon PLC ...............        4,679
     13,539   Carlton Communications PLC        64,027
      5,431   Celltech Group PLC 1 ......       90,513
     86,564   Centrica PLC ..............      275,751
     46,928   CGU PLC ...................      646,800
     11,654   Chubb PLC 1 ...............       27,126
     11,869   CMG PLC ...................       51,873
     47,216   Compass Group PLC .........      376,517
     72,989   Corus Group PLC ...........       61,848


     SHARES   SECURITY                           VALUE
------------------------------------------------------
     71,215   Diageo PLC ................ $    780,227
     44,369   Dixons Group PLC ..........      144,926
     10,920   Electrocomponents PLC .....       82,780
     16,864   EMI Group PLC .............       94,930
      6,011   Exel PLC ..................       64,377
     14,844   FKI PLC ...................       56,889
     16,396   GKN PLC ...................      157,842
    127,047   Glaxosmithkline PLC 1 .....    3,561,096
     43,459   Granada Compass PLC 1 .....       90,612
     19,395   Great Universal Stores PLC       165,710
     44,082   Halifax PLC ...............      507,758
     13,728   Hanson PLC ................      100,687
     35,920   Hays PLC ..................       92,322
    189,501   HSBC Holdings PLC .........    2,242,733
     12,303   Imperial Chemical Industries
               PLC ......................       72,284
      4,770   Johnson Matthey PLC .......       70,708
     11,654   Kidde PLC 1 ...............       13,235
     29,077   Kingfisher PLC ............      158,158
     35,691   Ladbroke Group PLC ........      119,718
     10,886   Land Securities PLC .......      133,505
     59,236   Lattice Group PLC 1 .......      131,630
    104,104   Legal & General Group PLC .      234,993
    110,676   Lloyds TSB Group PLC ......    1,104,378
      8,953   Logica PLC ................      108,602
     53,432   Marconi PLC ...............      190,498
     53,049   Marks & Spencer PLC .......      192,863
     12,838   Misys PLC .................       89,826
     32,307   National Grid Group PLC ...      237,408
     26,682   National Power PLC ........      112,202
     15,235   Nycomed Amersham PLC ......      109,812
     13,359   P&o Princess Cruises 1 ....       69,469
     17,228   Pearson PLC ...............      283,487
     11,482   Peninsular & Orient Steam
               Navigation Co. ...........       46,830
      6,446   Pilkington PLC ............        9,066
      1,187   Provident Financial PLC ...       12,437
     40,276   Prudential Corp. PLC ......      486,577
      7,004   Psion PLC .................        8,816
      9,771   Railtrack Group PLC .......       45,692
      5,073   Rank Group PLC ............       15,910
     24,537   Reed International PLC ....      217,407
     45,561   Rentokil Initial PLC ......      154,747
     30,354   Reuters Group PLC .........      393,603
     10,576   Rexam PLC .................       45,664
     21,456   Rio Tinto PLC .............      380,217
      7,031   RMC Group PLC .............       65,264
     54,433   Royal Bank of Scotland Group
               PLC ......................    1,200,384
     23,945   Sage Group PLC (The) ......       85,117
     41,954   Sainsbury (J.) PLC ........      261,538
     39,783   Scottish Power PLC ........      291,506
      6,459   Shroders PLC ..............       74,489
     79,602   Siebe PLC .................      150,577


See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2001 (Unaudited)




     SHARES   SECURITY                           VALUE
------------------------------------------------------
     11,274   Slough Estates PLC ........ $     54,623
     17,776   Smith & Nephew PLC ........       92,001
     12,676   Smiths Industries PLC .....      147,078
     22,321   Stagecoach Holdings PLC ...       24,565
      5,531   Tate & Lyle PLC ...........       21,917
      8,190   Taylor Woodrow PLC ........       22,231
    138,718   Tesco PLC .................      502,368
     11,991   Ti Group ..................           --
     61,209   Unilever PLC ..............      515,649
      6,557   United Utilities PLC ......       61,786
  1,378,375   Vodafone Group ............    3,043,540
     14,884   Wolseley PLC ..............      110,840
     21,918   WPP Group PLC .............      214,547
     29,495   Zeneca Group PLC ..........    1,370,982
                                          ------------
                                            33,340,388
                                          ------------
TOTAL COMMON STOCKS
   (Cost $160,065,196) ..................  149,080,333
                                          ------------

              PREFERRED STOCK--0.31%
              AUSTRALIA--0.22%
     44,661   News Corp. Ltd.--Preferred       357,865
                                          ------------
              GERMANY--0.08%
        652   Dyckerhoff AG--Preferred ..       12,254
        100   Hugo Boss AG ..............       27,937
      3,089   Prosieben SAT.1 Media AG ..       43,933
      1,650   Volkswagen AG--Preferred ..       50,286
                                          ------------
                                               134,410
                                          ------------
              ITALY--0.01%
      1,035   Fiat SPA--Preferred .......       13,424
                                          ------------
TOTAL PREFERRED STOCK
   (Cost $541,233) ......................      505,699
                                          ------------



   PRINCIPAL
     AMOUNT/
      SHARES  SECURITY                           VALUE
------------------------------------------------------
              SHORT TERM INSTRUMENTS--0.89%
              US TREASURY BILLS--0.89%
 $1,430,000   US Treasury Bill, 4.05%,
               7/19/01 2 ................ $  1,427,539
                                          ------------
TOTAL SHORT TERM INSTRUMENTS
   (Cost $1,427,539) ....................    1,427,539
                                          ------------
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
   (Cost $162,033,968) ..................  151,013,571
                                          ------------

              INVESTMENTS IN AFFILIATED
              INVESTMENT COMPANIES
              SHORT TERM INSTRUMENTS--3.82%
  6,118,882   Cash Management Fund
               Institutional ............    6,118,882
                                          ------------
TOTAL INVESTMENTS IN AFFILIATED
   INVESTMENT COMPANIES
   (Cost $6,118,882) ....................    6,118,882
                                          ------------
TOTAL INVESTMENTS
   (Cost $168,152,850) .........  98.01%  $157,132,453

OTHER ASSETS IN EXCESS
   OF LIABILITIES ..............   1.99      3,192,752
                                 ------   ------------
NET ASSETS ..................... 100.00%  $160,325,205
                                 ======   ============

--------------------------------------------------------------------------------
1    Non-income producing security for the six months ended June 30, 2001.
2    Held as collateral for Foreign Futures Contracts.
3 All or a portion of this security was on loan (see Note 6). The value of all securities loaned at June 30, 2001 amounted to $7,022,348.
4    Fair valued security.


------------------------------------------------------------------------------
 SECTOR ALLOCATION
 As of June 30, 2001
 (percentages are based on market value of total investments in the Portfolio)
------------------------------------------------------------------------------
   Financials .................................  25.90%
   Consumer Discretionary .....................  14.40
   Health Care ................................   9.94
   Industrials ................................   9.84
   Telecommunication Services .................   8.59
   Information Technology .....................   7.59
   Consumer Staples ...........................   7.44
   Energy .....................................   6.98
   Materials ..................................   5.02
   Utilities ..................................   4.30
                                                ------
                                                100.00%
                                                ======
------------------------------------------------------------------------------
See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)


                                                                                JUNE 30, 2001
---------------------------------------------------------------------------------------------
ASSETS
   Investments in unaffiliated issuers, at value (cost $162,033,968) ........   $ 151,013,571
   Investments in affiliated investment companies, at value (Cost $6,118,882)       6,118,882
                                                                                -------------
Total investments, at value .................................................     157,132,453
   Receivable for collateral under securities lending agreement .............       7,446,429
   Cash1 ....................................................................       2,742,470
   Receivable for foreign taxes withheld ....................................         147,359
   Receivable for shares of beneficial interest subscribed ..................          89,312
   Receivable for variation margin ..........................................          57,341
   Receivable for securities sold ...........................................          25,276
   Unrealized appreciation on forward foreign currency contracts ............          45,280
   Dividends and interest receivable ........................................         284,741
                                                                                -------------
Total assets ................................................................     167,970,661
                                                                                -------------
LIABILITIES
   Payable for collateral under securities lending agreement ................       7,446,429
   Payable for securities purchased .........................................          15,772
   Unrealized depreciation on forward foreign currency contracts ............          94,931
   Due to advisor ...........................................................          39,618
   Accrued expenses and other ...............................................          48,706
                                                                                -------------
Total liabilities ...........................................................       7,645,456
                                                                                -------------
NET ASSETS ..................................................................   $ 160,325,205
                                                                                =============
COMPOSITION OF NET ASSETS
   Paid-in capital ..........................................................   $ 171,942,702
   Net unrealized depreciation on investments and foreign currencies ........     (11,617,497)
                                                                                -------------
NET ASSETS ..................................................................   $ 160,325,205
                                                                                =============

--------------------------------------------------------------------------------
1    Includes foreign cash of $2,727,453 with a cost of $2,765,411.



See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                          FOR THE SIX MONTHS ENDED
                                                                                     JUNE 30, 2001
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends from unaffiliated issuers (net of foreign withholding tax of $236,835)   $  1,696,875
   Dividends from affiliated issuers ..............................................        318,654
   Interest .......................................................................         39,318
   Securities lending income ......................................................         80,360
                                                                                      ------------
Total investment income ...........................................................      2,135,207
                                                                                      ------------
EXPENSES
   Advisory fees ..................................................................        208,402
   Administration and services fees ...............................................         83,361
   Pricing fees ...................................................................         44,175
   Professional fees ..............................................................         23,617
   Trustees fees ..................................................................          4,622
   Miscellaneous fees .............................................................          1,283
                                                                                      ------------
Total expenses ....................................................................        365,460
Less: fee waivers and/or expense reimbursements ...................................        (73,696)
                                                                                      ------------
Net expenses ......................................................................        291,764
                                                                                      ------------
NET INVESTMENT INCOME .............................................................      1,843,443
                                                                                      ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS Net
   realized loss from:
     Investment transactions ......................................................     (1,206,945)
     Foreign currency transactions ................................................        (84,854)
     Foreign futures transactions .................................................     (1,064,156)
     Forward foreign currency contracts ...........................................       (601,841)
   Net change in unrealized appreciation/depreciation on investments
     and foreign currencies .......................................................    (25,032,620)
                                                                                      ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES ............    (27,990,416)
                                                                                      ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ........................................   $(26,146,973)
                                                                                      ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   FOR THE SIX              FOR THE
                                                                  MONTHS ENDED           YEAR ENDED
                                                               JUNE 30, 2001 1    DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .....................................   $   1,843,443        $   3,009,862
   Net realized loss from investments
     and foreign currency transactions .......................      (2,957,796)         (20,644,898)
   Net change in unrealized appreciation/depreciation
     on investments and foreign currencies ...................     (25,032,620)         (14,511,586)
                                                                 -------------        -------------
Net decrease in net assets from operations ...................     (26,146,973)         (32,146,622)
                                                                 -------------        -------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds fromcapital invested .............................      66,693,082          239,279,167
   Value of capital withdrawn ................................     (52,660,942)        (154,856,051)
                                                                 -------------        -------------
Net increase in net assets from capital transactions in shares
   of beneficial interest ....................................      14,032,140           84,423,116
                                                                 -------------        -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ......................     (12,114,833)          52,276,494
NET ASSETS
   Beginning of period .......................................     172,440,038          120,163,544
                                                                 -------------        -------------
   End of period .............................................   $ 160,325,205        $ 172,440,038
                                                                 =============        =============

--------------------------------------------------------------------------------
1    Unaudited.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                  FOR THE PERIOD
                                          FOR THE SIX                                            JAN. 24, 1996 2
                                         MONTHS ENDED                               FOR THE YEARS        THROUGH
                                             JUNE 30,                          ENDED DECEMBER 31,   DECEMBER 31,
                                               2001 1       2000       1999        1998      1997           1996
----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) .......................  $160,325   $172,440   $120,164     $42,205   $36,732        $40,392
   Ratios to average net assets:
     Net investment income ................      2.22% 3    1.64%      1.61%       1.60%     1.74%          1.69% 3
     Expenses after waivers
        and/or reimbursements .............      0.35% 3    0.35%      0.35%       0.35%     0.35%          0.35% 3
     Expenses before waivers
        and/or reimbursements .............      0.44% 3    0.46%      0.40%       0.41%     0.41%          0.46% 3
   Portfolio turnover rate ................         2%        52%         4%         12%       44%             4%

--------------------------------------------------------------------------------
1    Unaudited.
2    Commencement of operations.
3    Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The EAFE(R) Equity Index Portfolio (the 'Portfolio'), is a series of
BT Investment Portfolios, is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company.
BT Investment Portfolios were organized on March 27, 1993 as an unincorporated trust under the laws of New York. The Portfolio was organized on January 24, 1996, and began operations on January 24, 1996.

B. VALUATION OF SECURITIES
The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the securities traded on that exchange prior to the time when the Portfolio assets are valued. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. At June 30, 2001, there was one security fair valued at $0, representing less than 1.0% of the net assets of the Fund.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. FOREIGN CURRENCY TRANSACTIONS
The books and records of the Portfolio are maintained in US dollars. All assets and liabilities initially expressed in foreign currencies are converted into US dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of equity securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales and maturities of fixed income securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the US dollar equivalent of the amounts actually received or paid.

E. FORWARD FOREIGN CURRENCY CONTRACTS
The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net US dollar value of foreign currencies underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currencies or if the counterparty does not perform under the contract.

F. FUTURES CONTRACTS
The Portfolio may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying securities, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio until the contracts are closed. The Portfolio's investment


--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

in financial futures contracts is designed to closely replicate the benchmark index used by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

G. ORGANIZATION EXPENSES
Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized evenly over a five-year period.

H. FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax is required.

I. SECURITY LOANS
The Portfolio receives compensation in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

J. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Effective April 30, 2001, the Portfolio has entered into an Advisory Agreement with Deutsche Asset Management, Inc. (DeAM, Inc.). Under this agreement, the Portfolio pays DeAM, Inc. a fee computed daily and paid monthly at an annual rate of 0.25% of the Portfolio's average daily net assets. Prior to April 30, 2001, Bankers Trust served as the investment advisor to the Portfolio under the same fee structure.

During the period, the Portfolio had entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative and custody services to the Portfolio. These services are provided in return for a fee computed daily and paid monthly at an annual rate of 0.10% of the Portfolio's average daily net assets. Effective July 1, 2001, the administrator was changed to Investment Company Capital Corp.

The Portfolio may invest in Cash Management Fund Institutional ('Cash Management'), an open-end management investment company. Effective May 1, 2001, Cash Management is being managed by DeAM, Inc. Prior to May 1, 2001, Cash Management was managed by Bankers Trust. Cash Management is offered as a cash management option to the Portfolio and other accounts managed by DeAM, Inc.

The Portfolio may use cash collateral from its securities lending transactions, described in Note 1.I. to purchase shares of an affiliated fund and may pay fees generated from those transactions to Bankers Trust.

NOTE 3--LINE OF CREDIT AGREEMENT
The Portfolio is a participant with other affiliated entities in a revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this Portfolio under the credit facility for the six months ended June 30, 2001.

NOTE 4--PURCHASES AND SALES OF
        INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2001 were $17,381,616 and $3,607,416, respectively.

For federal income tax purposes, the tax basis of investments held at June 30, 2001 was $168,152,850. The aggregate gross unrealized appreciation for all investments at June 30, 2001, was $12,904,416 and the aggregate gross unrealized depreciation for all investments was $23,924,813.


--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 5--FUTURES CONTRACTS
A summary of obligations under these financial instruments at June 30, 2001 is as follows:

                                                                                                       Unrealized
                                                                                                    Appreciation/
                                                                                                     Depreciation
Type of Futures                         Expiration           Contracts          Position                    (US$)
-----------------------------------------------------------------------------------------------------------------
CAC 40 Index Futures                September 2001                  32              Long                 $ 10,655
Nikkei 225 Index Futures            September 2001                   6              Long                    3,750
Hang Seng Index Futures                  July 2001                   9              Long                   (2,365)
Topix Index Futures                 September 2001                  36              Long                  (13,973)
IBEX Index Futures                       July 2001                   4              Long                  (20,386)
FTSE 100 Index Futures              September 2001                  10              Long                  (25,331)
Aust All Ords Index Futures         September 2001                  11              Long                    1,244
MIB 30 Plus Index Futures           September 2001                   2              Long                   (9,870)
DAX Index Futures                   September 2001                   7              Long                  (10,682)
-----------------------------------------------------------------------------------------------------------------
Total                                                              117                                   $(66,958)
-----------------------------------------------------------------------------------------------------------------

At June 30, 2001, the Portfolio segregated securities with a value of approximately $1,427,539 to cover margin requirements on open futures contracts.




NOTE 6--OPEN FORWARD FOREIGN CURRENCY CONTRACTS
On June 30, 2001, the EAFE Equity Index Portfolio had the following open forward foreign currency contracts outstanding:

                                                                                                        Unrealized
                                                                                                     Appreciation/
                                                                                       Contract       Depreciation
Contracts to Deliver                      In Exchange For     Settlement Date       Value (US$)              (US$)
------------------------------------------------------------------------------------------------------------------
Sales
------------------------------------------------------------------------------------------------------------------
British Pound         1,220,000      US Dollars    $1,713,185          9/21/01       $1,715,466           $ (2,281)
Euro                    800,000      US Dollars       677,680          7/3/01           677,254                426
Euro                  4,390,000      US Dollars     3,713,677          9/21/01        3,714,643               (966)
Japanese Yen         20,000,000      US Dollars       160,308          7/3/01           160,365                (57)
Japanese Yen        223,400,000      US Dollars     1,805,544          9/21/01        1,806,070               (526)
Swedish Krona         2,000,000      US Dollars       183,739          7/3/01           183,739                 --
Swiss Franc           1,000,000      US Dollars       556,266          7/3/01           556,374               (108)
------------------------------------------------------------------------------------------------------------------
                                                                                    Total Sales           $ (3,512)
------------------------------------------------------------------------------------------------------------------
Purchases
------------------------------------------------------------------------------------------------------------------
British Pound         2,620,000      US Dollars    $3,639,180          9/21/01       $3,684,034             44,854
Euro                  9,440,000      US Dollars     8,025,322          9/21/01        7,987,751            (37,571)
Japanese Yen        496,700,000      US Dollars     4,068,977          9/21/01        4,015,555            (53,422)
------------------------------------------------------------------------------------------------------------------
                                                                                Total Purchases           $(46,139)
------------------------------------------------------------------------------------------------------------------
                                                                Total Net Unrealized Depreciation         $(49,651)
------------------------------------------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 7--LENDING OF PORTFOLIO SECURITIES
The Portfolio has the ability to lend its securities to brokers, dealers and other financial organizations. Loans of the Portfolio securities are collateralized by cash and/or government securities that are maintained at all times in an amount equal to 105% of the current market value of the loaned securities for international securities.

At June 30, 2001

    Market Value                                 % of
       of Loaned       Market Value         Portfolio
      Securities      of Collateral           on Loan
    ------------      -------------         ---------
      $7,022,348         $7,446,429             4.47%

NOTE 8--RISKS OF INVESTING IN
        FOREIGN SECURITIES
The Portfolio invests in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of US companies and the US government. These risks include devaluation of currencies and future adverse political and economic developments. Also, lack of liquidity and greater volatility in market prices. This is particularly true with respect to emerging markets in developing countries.


--------------------------------------------------------------------------------

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche BancAlex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


EAFE(R) Equity Index Fund--Premier Class                        CUSIP #05576L874
                                                                1714SA (8/01)

Distributed by:
ICC Distributors, Inc.